Document and Entity Information	12 Months Ended
Jan. 04, 2013
Risk/Return:
Document Type	Other
Document Period End Date	Oct. 31, 2012
Registrant Name	FIDELITY SALEM STREET TRUST
Central Index Key	0000035315
Amendment Flag	false
Document Creation Date	Jan. 04, 2013
Document Effective Date	Jan. 04, 2013
Prospectus Date	Jan. 04, 2013